Prospectus Supplement

December 1, 2014

Morgan Stanley Institutional Fund, Inc.

Supplement dated
December 1, 2014 to
the Morgan Stanley Institutional Fund, Inc.
Prospectus dated
April 30, 2014

Emerging Markets Domestic Debt Portfolio
Emerging Markets External Debt Portfolio

The section of the Prospectus entitled "Portfolio Summary—Emerging Markets Domestic Debt Portfolio—Fund Management—Portfolio Managers" is hereby deleted and replaced with the following:

The Portfolio is managed by members of the Emerging Markets Debt team. Information about the members primarily responsible for the day-to-day management of the Portfolio is shown below:

Name	Title with Adviser	Date Began Managing Portfolio
Jens Nystedt	Managing Director	December 2014
Eric J. Baurmeister	Managing Director	April 2002
Warren Mar	Executive Director	December 2014

The section of the Prospectus entitled "Portfolio Summary—Emerging Markets External Debt Portfolio—Fund Management—Portfolio Managers" is hereby deleted and replaced with the following:

The Portfolio is managed by members of the Emerging Markets Debt team. Information about the members primarily responsible for the day-to-day management of the Portfolio is shown below:

Name	Title with Adviser	Date Began Managing Portfolio
Eric J. Baurmeister	Managing Director	May 2012
Jens Nystedt	Managing Director	December 2014
Warren Mar	Executive Director	December 2014

The first and second paragraphs under the section of the Prospectus entitled "Fund Management—Portfolio Management" are hereby deleted and replaced with the following:

Each Portfolio is managed by members of the Emerging Markets Debt team. The team consists of portfolio managers, analysts and traders. The members of the team primarily responsible for the day-to-day management of the Portfolio are Eric J. Baurmeister, Jens Nystedt and Warren Mar.

Mr. Baurmeister has been associated with the Adviser in an investment management capacity since 1997. Mr. Nystedt has been associated with the Adviser in an investment management capacity since November 2014. Prior to November 2014, Mr. Nystedt was a Senior Global Strategist at Moore Capital Management from November 2008 to November 2014. Mr. Mar has been associated with the Adviser in an investment management capacity since August 2012. Prior to August 2012, Mr. Mar was the global head of Emerging Markets Corporate Research & Strategy at J.P. Morgan Chase from April 2004 to August 2012.

Please retain this supplement for future reference.

  MSIFISPT 12/14

Statement of Additional Information Supplement

December 1, 2014

Morgan Stanley Institutional Fund, Inc.

Supplement dated December 1, 2014 to the Morgan Stanley Institutional Fund, Inc. Statement of Additional Information dated April 30, 2014

Emerging Markets Domestic Debt Portfolio

Emerging Markets External Debt Portfolio

The section of the Statement of Additional Information entitled "Investment Advisory and Other Services—Portfolio Managers—Other Accounts Managed by Portfolio Managers as of December 31, 2013 (unless otherwise indicated)—Emerging Markets Domestic Debt" is hereby deleted and replaced with the following:

	Other Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
Portfolio and Portfolio Managers	Number of Accounts	Total Assets in the Accounts	Number of Accounts	Total Assets in the Accounts	Number of Accounts	Total Assets in the Accounts
Emerging Markets Domestic Debt
Jens Nystedt	0	$0	0	$0	0	$0
Eric J. Baurmeister	6	$2.1 billion	11	$1.9 billion	9(6)	$5.0 billion(6)
Warren Mar	0	$0	3	$755 million	0	$0

(6)  Of these other accounts, one account with a total of approximately $259.4 million in assets had performance-based fees.

The section of the Statement of Additional Information entitled "Investment Advisory and Other Services—Portfolio Managers—Other Accounts Managed by Portfolio Managers as of December 31, 2013 (unless otherwise indicated)—Emerging Markets External Debt" is hereby deleted and replaced with the following:

	Other Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
Portfolio and Portfolio Managers	Number of Accounts	Total Assets in the Accounts	Number of Accounts	Total Assets in the Accounts	Number of Accounts	Total Assets in the Accounts
Emerging Markets External Debt
Eric J. Baurmeister	6	$2.1 billion	11	$1.9 billion	9(6)	$5.0 billion(6)
Jens Nystedt	0	$0	0	$0	0	$0
Warren Mar	0	$0	3	$755 million	0	$0

(6)   Of these other accounts, one account with a total of approximately $259.4 million in assets had performance-based fees.

The section of the Statement of Additional Information entitled "Investment Advisory and Other Services—Portfolio Managers—Securities Ownership of Portfolio Managers—Emerging Markets Domestic Debt" is hereby deleted and replaced with the following:

Portfolio and Portfolio Managers	Portfolio Holdings

Emerging Markets Domestic Debt

Jens Nystedt	$0
Eric J. Baurmeister	$100,001-$500,000
Warren Mar	$0

The section of the Statement of Additional Information entitled "Investment Advisory and Other Services—Portfolio Managers—Securities Ownership of Portfolio Managers—Emerging Markets External Debt" is hereby deleted and replaced with the following:

Portfolio and Portfolio Managers	Portfolio Holdings

Emerging Markets External Debt

Eric J. Baurmeister	$100,001-$500,000
Jens Nystedt	$0
Warren Mar	$0

Please retain this supplement for future reference.

Prospectus Supplement

December 1, 2014

Morgan Stanley Institutional Fund, Inc.

Supplement dated
December 1, 2014 to
the Morgan Stanley Institutional Fund, Inc.
Prospectus dated
April 30, 2014

Emerging Markets Domestic Debt Portfolio
(Class IS shares)

Emerging Markets External Debt Portfolio
(Class IS shares)

The section of the Prospectus entitled "Portfolio Summary—Emerging Markets Domestic Debt Portfolio—Fund Management—Portfolio Managers" is hereby deleted and replaced with the following:

The Portfolio is managed by members of the Emerging Markets Debt team. Information about the members primarily responsible for the day-to-day management of the Portfolio is shown below:

Name	Title with Adviser	Date Began Managing Portfolio
Jens Nystedt	Managing Director	December 2014
Eric J. Baurmeister	Managing Director	April 2002
Warren Mar	Executive Director	December 2014

The section of the Prospectus entitled "Portfolio Summary—Emerging Markets External Debt Portfolio—Fund Management—Portfolio Managers" is hereby deleted and replaced with the following:

The Portfolio is managed by members of the Emerging Markets Debt team. Information about the members primarily responsible for the day-to-day management of the Portfolio is shown below:

Name	Title with Adviser	Date Began Managing Portfolio
Eric J. Baurmeister	Managing Director	May 2012
Jens Nystedt	Managing Director	December 2014
Warren Mar	Executive Director	December 2014

The first and second paragraphs under the section of the Prospectus entitled "Fund Management—Portfolio Management—Emerging Markets Domestic Debt Portfolio and Emerging Markets External Debt Portfolio" are hereby deleted and replaced with the following:

Each Portfolio is managed by members of the Emerging Markets Debt team. The team consists of portfolio managers, analysts and traders. The members of the team primarily responsible for the day-to-day management of the Portfolio are Eric J. Baurmeister, Jens Nystedt and Warren Mar.

Mr. Baurmeister has been associated with the Adviser in an investment management capacity since 1997. Mr. Nystedt has been associated with the Adviser in an investment management capacity since November 2014. Prior to November 2014, Mr. Nystedt was a Senior Global Strategist at Moore Capital Management from November 2008 to November 2014. Mr. Mar has been associated with the Adviser in an investment management capacity since August 2012. Prior to August 2012, Mr. Mar was the global head of Emerging Markets Corporate Research & Strategy at J.P. Morgan Chase from April 2004 to August 2012.

Please retain this supplement for future reference.

  MSIFIISSPT 12/14

Statement of Additional Information Supplement

December 1, 2014

Morgan Stanley Institutional Fund, Inc.

Supplement dated December 1, 2014 to the Morgan Stanley Institutional Fund, Inc. Statement of Additional Information dated April 30, 2014

Emerging Markets Domestic Debt Portfolio
(Class IS shares)

Emerging Markets External Debt Portfolio
(Class IS shares)

The section of the Statement of Additional Information entitled "Investment Advisory and Other Services—Portfolio Managers—Other Accounts Managed by Portfolio Managers as of December 31, 2013 (unless otherwise indicated)—Emerging Markets Domestic Debt" is hereby deleted and replaced with the following:

	Other Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
Portfolio and Portfolio Managers	Number of Accounts	Total Assets in the Accounts	Number of Accounts	Total Assets in the Accounts	Number of Accounts	Total Assets in the Accounts
Emerging Markets Domestic Debt
Jens Nystedt	0	$0	0	$0	0	$0
Eric J. Baurmeister	6	$2.1 billion	11	$1.9 billion	9(6)	$5.0 billion(6)
Warren Mar	0	$0	3	$755 million	0	$0

(6)  Of these other accounts, one account with a total of approximately $259.4 million in assets had performance-based fees.

The section of the Statement of Additional Information entitled "Investment Advisory and Other Services—Portfolio Managers—Other Accounts Managed by Portfolio Managers as of December 31, 2013 (unless otherwise indicated)—Emerging Markets External Debt" is hereby deleted and replaced with the following:

	Other Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
Portfolio and Portfolio Managers	Number of Accounts	Total Assets in the Accounts	Number of Accounts	Total Assets in the Accounts	Number of Accounts	Total Assets in the Accounts
Emerging Markets External Debt
Eric J. Baurmeister	6	$2.1 billion	11	$1.9 billion	9(6)	$5.0 billion(6)
Jens Nystedt	0	$0	0	$0	0	$0
Warren Mar	0	$0	3	$755 million	0	$0

(6)   Of these other accounts, one account with a total of approximately $259.4 million in assets had performance-based fees.

The section of the Statement of Additional Information entitled "Investment Advisory and Other Services—Portfolio Managers—Securities Ownership of Portfolio Managers—Emerging Markets Domestic Debt" is hereby deleted and replaced with the following:

Portfolio and Portfolio Managers	Portfolio Holdings

Emerging Markets Domestic Debt

Jens Nystedt	$0
Eric J. Baurmeister	$100,001-$500,000
Warren Mar	$0

The section of the Statement of Additional Information entitled "Investment Advisory and Other Services—Portfolio Managers—Securities Ownership of Portfolio Managers—Emerging Markets External Debt" is hereby deleted and replaced with the following:

Portfolio and Portfolio Managers	Portfolio Holdings

Emerging Markets External Debt

Eric J. Baurmeister	$100,001-$500,000
Jens Nystedt	$0
Warren Mar	$0

Please retain this supplement for future reference.